Note 5 - Note Payable - Summary of Note Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2016 (remaining 9 months)	$ 1,530
2017	2,124	$ 1,894
2018	1,161	2,124
2019	34	1,161
Total payments	4,849	5,213
Less: Amount representing interest	(315)	(380)
Present value of obligations	4,534	4,833
Less: Unamortized debt discount	(342)
	4,192
Notes Payable, Current	$ 4,192	$ 4,833	$ 2,500